Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Period End Date	Dec. 31, 2020
Document Type	20-F
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Registrant Name	AMTD International Inc.
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001769731
Entity File Number	001-39006
Document Annual Report	true
Document Transition Report	false
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Shell Company Report	false
Entity Address, Country	HK
ICFR Auditor Attestation Flag	false
American depository shares [member]
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	HKIB
Title of 12(b) Security	American depositary shares
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	62,327,851
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Title of 12(b) Security	Class A ordinary shares
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	183,283,628